Employee benefit plans - Amounts Expected to be Recognized in Net Periodic Benefit Income (Cost) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 2,035	$ 1,818
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	1,777	1,599
Accrued benefit cost	(102)	(112)
Total pension and healthcare benefits	1,675	1,487
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	258	219
Accrued benefit cost	(56)	(56)
Total pension and healthcare benefits	202	163
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	59	43
Total pension and healthcare benefits	59	43
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(2)	(2)
Total pension and healthcare benefits	$ (2)	$ (2)